Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Summary of Changes in Carrying Amount of Associate
The following table summarizes the changes in the carrying amount of the Company’s investments in associates:

In $000s	Sandbox Royalties Corp.	Horizon Copper Corp.	Hod Maden Interest	Entrée Resources Ltd.	Total Investments in Associates

At December 31, 2021	$—	$—	$63,313	$21,276	$84,589
Acquisition (disposal) of investment in associate	18,647	10,687	(52,645)	(20,633)	(43,944)
Capital investment	—	—	3,818	—	3,818
Company's share of net loss of associate	(307)	(2,124)	(745)	(478)	(3,654)
Currency translation adjustments and other	(62)	424	(13,741)	(165)	(13,544)
At December 31, 2022	$18,278	$8,987	$—	$—	$27,265
Capital investment	—	2,279	—	—	2,279
Additions	30,183	—	—	—	30,183
Company's share of net loss of associate	(1,202)	(939)	—	—	(2,141)
Currency translation adjustments and other	38	(65)	—	—	(27)
At December 31, 2023	$47,297	$10,262	$—	$—	$57,559

Summarized Financial Information of Associate	Summarized financial information for the Company’s interest in Sandbox on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	Year Ended December 31, 2023	Year Ended December 31, 2022

Revenue	$1,845	$355
Depletion	(945)	(267)
Administration expenses	(5,762)	(272)
Other expenses	(293)	(1,341)
Total net loss	$(5,155)	$(1,525)
Other comprehensive loss	248	(308)
Total comprehensive loss	$(4,907)	$(1,833)
Company's share of comprehensive net loss of associate	$(1,164)	$369

In $000s	At December 31, 2023	At December 31, 2022

Current Assets	$11,349	$6,615
Non-current Assets	147,256	71,993
Total Assets	$158,605	$78,608
Current Liabilities	414	86
Non-current Liabilities	44,790	15,975
Total Liabilities	$45,204	$16,061
Net Assets	$113,401	$62,547
Company’s share of net assets of associate	38,556	12,600
Adjustments to Sandstorm’s share of net assets	8,741	5,678
Carrying amount of investment in associate	$47,297	$18,278
Summarized financial information for the Company’s interest in Horizon Copper on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	Year Ended December 31, 2023	Year Ended December 31, 2022

Revenue	$4,054	$—
Depletion	(4,536)	—
Administration expenses	(1,456)	(666)
Other expenses	(824)	(5,582)
Total net loss	$(2,762)	$(6,248)
Other comprehensive loss	$(192)	$1,249
Total comprehensive loss	$(2,954)	$(4,999)
Company's share of comprehensive net loss of associate	$(1,004)	$(1,700)

In $000s	At December 31, 2023	At December 31, 2022

Current Assets	$20,750	$41,360
Non-current Assets	499,495	259,523
Total Assets	$520,245	$300,883
Current Liabilities	10,401	141
Non-current Liabilities	504,465	271,163
Total Liabilities	$514,866	$271,304
Net Assets	$5,379	$29,579
Company’s share of net assets of associate	1,829	10,057
Adjustments to Sandstorm’s share of net assets	8,433	(1,070)
Carrying amount of investment in associate	$10,262	$8,987